UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06515

Morgan Stanley Global Fixed Income Opportunities Fund

(Exact name of registrant as specified in charter)

1585 Broadway, New York, New York	10036
(Address of principal executive offices)	(Zip code)

John H. Gernon
1585 Broadway, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-1886

Date of fiscal year end: October 31,

Date of reporting period: April 30, 2024

Item 1 - Report to Shareholders

Morgan Stanley Global Fixed Income
Opportunities Fund

Semi-Annual Report

April 30, 2024

Morgan Stanley Global Fixed Income Opportunities Fund

Table of Contents (unaudited)

Welcome Shareholder	3
Fund Report	4
Performance Summary	8
Expense Example	9
Portfolio of Investments	11
Statement of Assets and Liabilities	36
Statement of Operations	38
Statements of Changes in Net Assets	40
Notes to Financial Statements	41
Financial Highlights	63
Liquidity Risk Management Program	69
Important Notices	70
U.S. Customer Privacy Notice	72

Welcome Shareholder,

We are pleased to provide this semi-annual report, in which you will learn how your investment in Morgan Stanley Global Fixed Income Opportunities Fund (the "Fund") performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended April 30, 2024

Total Return for the 6 Months Ended April 30, 2024
Class A	Class L	Class I	Class C	Class R6	Class IR
5.81%	5.63%	6.07%	5.63%	6.12%	6.12%
Bloomberg Global Aggregate (Hedged USD) Index1(i)	Global Fixed Income Opportunities Blend Index[2]
5.04%	5.04%

The performance of Morgan Stanley Global Fixed Income Opportunities Fund's (the "Fund") six share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The six-month reporting period can be separated into two distinct time periods: the final two months of 2023 and the first four months of 2024.

November and December 2023's stunning bond market performance was a fitting end to a roller-coaster year (2023), which ended with what one might call a fairy tale ending: strong positive returns after a dismal first nine months of 2023. Global government bond yields broadly fell with the 10-year U.S. Treasury yield falling 105 basis points (bps) from 4.93% to 3.88%.(ii) Credit spreads tightened, with the U.S. outperforming the euro area in both the investment grade and high yield corporate bond segments. Securitized credit spreads also tightened, albeit at a slower pace than their corporate counterparts. Finally, the U.S. dollar depreciated 5% versus a basket of other currencies.(ii) The performance in November and December 2023 was quite a shocking turn of events following the performance of fixed income assets in third quarter of 2023. To be fair, a lot of the fourth quarter returns were an unwind of the deep pessimism in the third quarter.

At the beginning of 2024, markets were pricing in six to seven 25-basis point rate cuts from the Federal Reserve (Fed) in 2024. By April 2024, that number had dropped to one or two, a reflection of stronger-than-expected U.S. growth and inflation data. During the first four months of 2024, global government bond yields resumed their ascent as inflation was proving to be stickier than previously expected and the market began to digest the idea that yields would likely remain higher for longer. The 10-year U.S. Treasury yield rose 80 bps over the first four months of 2024.(iii) Other developed market and emerging market (EM) government bond yields also increased, and the dollar appreciated approximately 4.8% versus a basket of other currencies from the start of 2024 through April 30, 2024.(iii) Credit spreads continued to grind tighter despite the reversal in government bond yields as economic data continued to prove resilient. Euro area investment grade corporate

(i)  "Bloomberg®" and the Bloomberg Index/Indices used are service marks of Bloomberg Finance L.P. and its affiliates, and have been licensed for use for certain purposes by Morgan Stanley Investment Management (MSIM). Bloomberg is not affiliated with MSIM, does not approve, endorse, review, or recommend any product, and does not guarantee the timeliness, accurateness, or completeness of any data or information relating to any product.

(ii)  Source: Bloomberg L.P. Data as of December 31, 2023. One basis point = 0.01%

(iii)  Source: Bloomberg L.P. Data as of April 30, 2024.

bonds outperformed their U.S. counterparts, while U.S. high yield corporate bonds outperformed those of the euro area. Securitized credit spreads also continued to grind tighter in early 2024.

Over the six months ended April 30, 2024, the U.S. Treasury yield curve "bull flattened," meaning long-term yields fell more than short-term yields. The 2-, 5-, 10- and 30-year yields fell by 5, 14, 25 and 31 bps, respectively, over the six-month period.(iii) Other government bond yields in the developed and emerging markets also broadly fell. U.S. and euro investment grade spreads tightened, as did U.S. and euro high yield spreads. Emerging market external and corporate spreads tightened, and the U.S. dollar depreciated (–0.4%) over the full six-month period versus a basket of major currencies.(iii) Securitized spreads also broadly tightened during the six-month period overall.

Performance Analysis

All share classes of the Fund outperformed the Bloomberg Global Aggregate (Hedged USD) Index (the "Index") and the Global Fixed Income Opportunities Blend Index for the six months ended April 30, 2024, assuming no deduction of applicable sales charges.

In the six months ending April 30, 2024, the Fund's macro decisions and positioning within spread sectors both contributed to absolute performance.

Higher global "risk-free" rates contributed the most to absolute performance over the period. Longer duration positions in the emerging markets contributed to performance, particularly in the Dominican Republic, Uruguay, Hungary and Brazil. The long duration positions in the U.S. and euro area detracted from performance, mainly during the first four months of 2024. The portfolio's exposures to EM external and quasi-sovereign spreads also contributed to performance. Currency positioning marginally contributed to the overall performance of the portfolio. This was mainly from the short Swiss franc and Thai baht positions versus a long position in Latin American currencies. The portfolio's tactical long Japanese yen position detracted from performance over the period.

Regarding the Fund's positioning within spread sectors, the exposures to securitized credits were the largest contributors to absolute performance over the period, as these positions have been the largest holdings over the trailing period. Exposures to investment grade and high yield corporate debt also contributed to performance as spreads tightened over the period.

In terms of strategy, we continued to look for ways to intelligently upgrade credit quality, minimizing give-ups in expected returns. Credit markets have been performing strongly despite historically tight spreads, which was a testament to the value they offered in this era of high nominal and real yields. As of the end of the reporting period, while we did not expect further meaningful tightening, there was also no reason to believe that spreads will widen materially given still sound fundamentals and macroeconomic performance, which should be supportive of spreads. Strong yield-oriented buying should prevent spreads from widening meaningfully, and a neutral to modestly overweight credit position still seemed warranted in our view. Within

(iii)  Source: Bloomberg L.P. Data as of April 30, 2024.

the emerging markets, we continued to favor Latin American local debt markets. Additionally, given the uncertainty surrounding the robustness of the global economy, worries about U.S. inflation, and likely central bank reactions to such data, we continued to find the most attractive fixed income opportunities in shorter-maturity securitized credit, such as residential mortgage-backed securities (RMBS), asset backed securities (ABS), and selective non-office commercial mortgage-backed securities (CMBS), given their higher yields and strong collateral. The strong balance sheets of U.S. households with prime credit ratings should continue to be supportive of consumer credit and ancillary structures, especially as house prices remain firm. Although they struggled in April 2024, we believed U.S. agency mortgage-backed securities still offered value compared to investment grade credit, at least in higher coupons, and we believed they have the potential to outperform U.S. Treasury bonds. In currency markets, the outlook for the U.S. dollar remained murky at the end of the reporting period. The dollar was at a high valuation, but U.S. economic outperformance has been notable, as has been its high yields. Until the rest of the world's economies catch up, the dollar is unlikely to meaningfully fall. That said, a more benign inflation environment should be supportive for a resumption of the carry trade: buying higher yielding currencies and selling lower yielding ones, particularly in emerging markets. As such, we were not convinced that materially underweighting the dollar made sense, but we were also not convinced one should be overweight the dollar. We continued to believe selective EM currencies looked like better opportunities against the dollar, European and Asian currencies.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION* as of 04/30/24
Corporate Bonds	35.7%
Mortgages — Other	18.7
Asset-Backed Securities	13.0
Sovereign	11.3
Short-Term Investments	9.0
Agency Fixed Rate Mortgages	4.7
Commercial Mortgage-Backed Securities	4.0
U.S. Treasury Security	1.1
Investment Companies	1.0
Supranational	0.7
Senior Loan Interests	0.5
Collateralized Mortgage Obligations — Agency Collateral Series	0.3

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of April 30, 2024. Does not include open futures contracts with a value of $116,101,981 and net unrealized depreciation of $1,344,074. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $959,922 and also does not include open swap agreements with total unrealized appreciation of $3,903.

LONG-TERM CREDIT ANALYSIS as of 04/30/24
AAA	12.6%
AA	0.9
A	11.1
BBB	31.9
BB	11.5
B or Below	7.1
Not Rated	24.9

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the types of securities mentioned above. All percentages for portfolio composition are stated as a percentage of total investments and all percentages for long-term credit analysis are stated as a percentage of total long-term investments.

Security ratings disclosed with the exception for those labeled "not rated" is an aggregation of the highest security level rating amongst Standard & Poor's Ratings Group ("S&P"), Moody's Investors Services, Inc. ("Moody's") and Fitch Ratings ("Fitch"), each a Nationally Recognized Statistical Ratings Organization ("NRSRO").

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80% of its assets in a portfolio of fixed-income securities. This policy may be changed without shareholder approval; however, you would be notified upon 60 days' notice in writing of any changes. The Fund's "Adviser," Morgan Stanley Investment Management Inc. and/or "Sub-Adviser," Morgan Stanley Investment Management Limited, will allocate the Fund's investments among the following asset classes or market segments: (1) corporate securities, (2) residential and commercial mortgage-backed securities, (3) asset-backed securities, (4) emerging market securities, (5) convertible securities, (6) U.S. government securities and foreign sovereign debt, and (7) derivatives, including interest rate-related derivatives and currency derivatives. Securities may be rated either investment grade or below investment grade and denominated in any currency, hedged or un-hedged. The amount of the Fund's assets committed to any one asset class or market segment will fluctuate. However, the Fund may invest up to 65% of its net assets in any one asset class or market segment. The Adviser and Sub-Adviser have the flexibility to select any combination of at least two asset classes of the aforementioned groups depending upon market conditions and the current economic environment and, as a result, at any given time the Fund's assets may be invested in certain groups and not others.

Performance Summary (unaudited)

Average Annual Total Returns—Period Ended April 30, 2024
Symbol	Class A Shares* (since 07/28/97) DINAX		Class L Shares** (since 07/28/97) DINCX	Class I Shares*** (since 07/28/97) DINDX	Class C Shares† (since 04/30/15) MSIPX		Class R6 Shares†† (since 09/13/13) MGFOX	Class IR Shares††† (since 06/15/18) MFIRX
1 Year	5.05 1.60[4]	%[3]	4.65 —%[3]	5.23 —%[3]	4.25 3.25[4]	%[3]	5.34 —%[3]	5.34 —%[3]
5 Years	1.96[3] 1.28[4]		1.69 [3] —	2.28[3] —	1.25[3] 1.25[4]		2.37[3] —	2.33[3] —
10 Years	2.47[3] 2.13[4]		2.19[3] —	2.79[3] —	— —		2.85[3] —	— —
Since Inception	3.66[3] 3.53[4]		3.17[3] —	3.95[3] —	1.91[3] 1.91[4]		3.59[3] —	2.75[3] —
Gross Expense Ratio	0.86		1.23	0.60	1.62		0.50	20.67

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im/shareholderreports or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class L, Class I, Class C, Class R6 and Class IR shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expense ratios are as of the Fund's fiscal year end as outlined in the Fund's current prospectus. Fund's total returns are calculated based on the net asset value as of the last business day of the period.

*  The maximum front-end sales charge for Class A is 3.25%.

**  Class L has no sales charge. Class L shares are closed to new investments.

***  Class I has no sales charge.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase. Class C shares will generally automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

††  Class R6 has no sales charge.

†††  Class IR has no sales charge.

(1)  The Bloomberg Global Aggregate (Hedged USD) Index provides a broad-based measure of the global investment grade fixed-rate debt markets. Currency exposure is hedged to the U.S. dollar. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Global Fixed Income Opportunities Blend Index is a performance linked benchmark of the old benchmark represented by the Bloomberg Global Aggregate Index (unhedged USD) (a benchmark that provides a broad-based measure of the global investment grade fixed-rate debt markets with returns in unhedged USD) from the Fund's inception to December 31, 2016 to the new benchmark represented by the Bloomberg Global Aggregate (Hedged USD) Index for periods thereafter. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/23 – 04/30/2024.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	11/01/23	04/30/24	11/01/23 – 04/30/24
Class A
Actual (5.81% return)	$1,000.00	$1,058.10	$4.09
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.89	$4.02
Class L
Actual (5.63% return)	$1,000.00	$1,056.30	$5.83
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.19	$5.72
Class I
Actual (6.07% return)	$1,000.00	$1,060.70	$2.77
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.18	$2.72
Class C
Actual (5.63% return)	$1,000.00	$1,056.30	$7.92
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.16	$7.77
Class R6
Actual (6.12% return)	$1,000.00	$1,061.20	$2.25
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.68	$2.21
Class IR
Actual (6.12% return)	$1,000.00	$1,061.20	$2.25
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.68	$2.21

  (1)  Expenses are equal to the Fund's annualized expense ratios of 0.80%, 1.14%, 0.54%, 1.55%, 0.44% and 0.44% for Class A, Class L, Class I, Class C, Class R6 and Class IR shares respectively, multiplied by the average account value over the period and multiplied by 182/366 (to reflect the one-half year period).

    Refer to Note 4 in the Notes to Consolidated Financial Statements for discussion of prior period transfer agency and sub transfer agency fees and expenses that were reimbursed in the current period.

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2024 (unaudited)

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Corporate Bonds (36.7%)
		Australia (2.8%)
		Basic Materials
	$1,887	Newcastle Coal Infrastructure Group Pty. Ltd. (a)	4.40%	09/29/27	$1,768,241
	1,919	Newcastle Coal Infrastructure Group Pty. Ltd. (a)	4.70	05/12/31	1,707,139
					3,475,380
		Energy
	1,898	Santos Finance Ltd.	4.125	09/14/27	1,778,703
		Finance
	4,695	Australia & New Zealand Banking Group Ltd. (a)	2.57	11/25/35	3,760,212
EUR	2,830	Australia & New Zealand Banking Group Ltd.	5.101	02/03/33	3,087,524
	2,300	Commonwealth Bank of Australia	1.936	10/03/29	2,424,130
	$4,000	Westpac Banking Corp.	2.668	11/15/35	3,233,374
					12,505,240
		Industrials
EUR	2,600	Sydney Airport Finance Co. Pty. Ltd.	4.375	05/03/33	2,858,564
		Utilities
	1,450	APA Infrastructure Ltd.	2.00	03/22/27	1,469,782
		Total Australia			22,087,669
		Brazil (0.5%)
		Consumer, Non-Cyclical
	$2,150	JBS USA Holding Lux SARL/JBS USA Food Co./ JBS Lux Co. SARL	2.50	01/15/27	1,971,920
		Industrials
	2,097	MV24 Capital BV	6.748	06/01/34	1,929,982
		Total Brazil			3,901,902
		Burkina Faso (0.2%)
		Basic Materials
	2,130	IAMGOLD Corp. (a)	5.75	10/15/28	1,971,383
		Canada (0.6%)
		Consumer, Non-Cyclical
	1,370	Garda World Security Corp. (a)	6.00	06/01/29	1,212,526
	1,020	Garda World Security Corp. (a)	9.50	11/01/27	1,016,204

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$725	Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (a)	7.00%	12/31/27	$702,021
					2,930,751
		Utilities
	1,700	Algonquin Power & Utilities Corp. (b)	5.365	06/15/26	1,682,648
		Total Canada			4,613,399
		Chile (0.1%)
		Communications
	1,000	Liberty Latin America Ltd.	2.00	07/15/24	976,000
		Colombia (0.4%)
		Energy
	2,000	Ecopetrol SA	8.875	01/13/33	2,048,252
		Finance
	1,688	Grupo Aval Ltd. (a)	4.375	02/04/30	1,405,540
		Total Colombia			3,453,792
		Denmark (0.7%)
		Finance
EUR	5,500	Danske Bank AS	1.375	02/12/30	5,721,930
		France (4.8%)
		Communications
	3,500	Orange SA	5.00	(c)	3,803,295
		Consumer, Cyclical
	2,800	Renault SA	1.125	10/04/27	2,703,539
		Consumer, Non-Cyclical
	1,700	Cerba Healthcare SACA	3.50	05/31/28	1,487,895
		Energy
	2,280	TotalEnergies SE	2.00	(c)	2,107,758
	1,330	TotalEnergies SE	3.25	(c)	1,214,434
					3,322,192
		Finance
	2,200	AXA SA	3.25	05/28/49	2,228,064
	2,000	Banque Federative du Credit Mutuel SA	5.125	01/13/33	2,240,553
	$2,200	BNP Paribas SA (a)	2.819	11/19/25	2,161,043
EUR	2,400	BNP Paribas SA	2.875	10/01/26	2,497,892
	$1,875	BPCE SA (a)	5.15	07/21/24	1,869,298

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
EUR	3,600	BPCE SA	5.75%		06/01/33	$4,035,105
	3,100	Credit Agricole Assurances SA	4.50		(c)	3,299,985
	2,000	Credit Agricole SA	2.625		03/17/27	2,062,685
	4,000	Societe Generale SA	1.00		11/24/30	4,045,762
						24,440,387
		Utilities
	2,000	Electricite de France SA	2.625		(c)	1,939,818
		Total France				37,697,126
		Germany (2.9%)
		Consumer, Cyclical
	2,600	Volkswagen International Finance NV	4.625		(c)	2,752,379
	1,700	Volkswagen International Finance NV	7.50		(c)	1,956,451
						4,708,830
		Consumer, Non-Cyclical
	2,780	Bayer AG	4.625		05/26/33	3,016,865
		Energy
	2,400	Wintershall Dea Finance BV	1.332		09/25/28	2,259,875
		Finance
	300	Allianz SE	2.121		07/08/50	281,087
	1,900	Allianz SE	5.824		07/25/53	2,206,849
	$2,375	Deutsche Bank AG	3.961		11/26/25	2,344,230
EUR	1,900	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.25		05/26/49	1,939,568
	3,000	Vonovia SE	0.625		12/14/29	2,629,863
						9,401,597
		Industrials
	1,000	Siemens Financieringsmaatschappij NV	3.625		02/22/44	1,051,284
		Utilities
	2,180	RWE AG	3.625		01/10/32	2,300,571
		Total Germany				22,739,022
		Greece (0.2%)
		Finance
	1,286	Luminis Finance PLC	4.00	(d)	12/06/24	1,297,275

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Italy (1.4%)
		Finance
EUR	3,000	Assicurazioni Generali SpA	5.50%	10/27/47	$3,313,658
	1,990	Intesa Sanpaolo SpA	4.875	05/19/30	2,239,939
	$1,800	Intesa Sanpaolo SpA (a)	7.20	11/28/33	1,882,071
EUR	1,275	UniCredit SpA	1.625	01/18/32	1,157,355
					8,593,023
		Industrials
	$730	F-Brasile SpA/F-Brasile U.S. LLC (a)	7.375	08/15/26	727,098
		Utilities
EUR	1,750	Enel SpA	6.375	(c)	1,955,595
		Total Italy			11,275,716
		Luxembourg (0.3%)
		Finance
	1,000	Blackstone Property Partners Europe Holdings SARL	1.25	04/26/27	969,108
	1,550	Logicor Financing SARL	3.25	11/13/28	1,561,958
		Total Luxembourg			2,531,066
		Mexico (0.3%)
		Energy
	$1,600	Petroleos Mexicanos	6.84	01/23/30	1,387,735
		Finance
	1,559	Banco Actinver SA/Grupo GICSA SAB de CV (a)	4.80	12/18/34	1,153,660
		Total Mexico			2,541,395
		Netherlands (1.3%)
		Communications
EUR	1,600	Prosus NV	2.031	08/03/32	1,371,233
		Finance
	4,000	ING Groep NV	1.00	11/13/30	4,045,885
	2,300	NN Group NV	4.50	(c)	2,454,834
					6,500,719
		Industrials
	$1,000	Trivium Packaging Finance BV (a)	8.50	08/15/27	991,333

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Utilities
EUR	1,500	TenneT Holding BV	4.625%	(c)	$1,593,586
		Total Netherlands			10,456,871
		Panama (0.4%)
		Utilities
	$4,100	AES Panama Generation Holdings SRL	4.375	05/31/30	3,451,116
		Portugal (0.4%)
		Utilities
EUR	1,800	EDP - Energias de Portugal SA	1.70	07/20/80	1,859,375
	1,300	EDP Servicios Financieros Espana SA	3.50	07/16/30	1,364,766
		Total Portugal			3,224,141
		South Africa (0.3%)
		Basic Materials
	$1,970	Sasol Financing USA LLC	8.75	05/03/29	1,982,510
		Spain (3.8%)
		Communications
EUR	1,910	Lorca Telecom Bondco SA	4.00	09/18/27	1,991,522
	1,100	Telefonica Emisiones SA	3.698	01/24/32	1,160,247
	1,800	Telefonica Emisiones SA	4.055	01/24/36	1,913,344
	1,600	Telefonica Europe BV	2.502	(c)	1,597,765
					6,662,878
		Consumer, Non-Cyclical
	1,675	Grifols SA	2.25	11/15/27	1,574,121
		Energy
	2,050	Repsol International Finance BV	2.50	(c)	2,060,061
		Finance
	1,000	Banco Santander SA	3.125	01/19/27	1,045,018
	$4,400	Banco Santander SA	5.179	11/19/25	4,340,362
EUR	4,100	Banco Santander SA	5.75	08/23/33	4,548,268
	5,000	CaixaBank SA	2.25	04/17/30	5,200,084
					15,133,732

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Utilities
EUR	2,300	Iberdrola Finanzas SA	4.875%	(c)	$2,478,292
	1,700	Iberdrola International BV	1.45	(c)	1,674,118
	1,000	NorteGas Energia Distribucion SA	0.905	01/22/31	842,594
					4,995,004
		Total Spain			30,425,796
		Sweden (0.6%)
		Consumer, Non-Cyclical
	1,570	Verisure Holding AB	3.25	02/15/27	1,611,626
		Finance
	3,025	Akelius Residential Property Financing BV	1.125	01/11/29	2,749,428
		Total Sweden			4,361,054
		Switzerland (0.7%)
		Finance
	$1,375	UBS AG	5.125	05/15/24	1,373,890
EUR	2,150	UBS Group AG	2.875	04/02/32	2,123,785
	$1,550	UBS Group AG (a)	9.016	11/15/33	1,832,366
		Total Switzerland			5,330,041
		Turkey (0.6%)
		Basic Materials
	2,670	Eldorado Gold Corp. (a)	6.25	09/01/29	2,517,545
	1,920	WE Soda Investments Holding PLC	9.50	10/06/28	1,987,062
		Total Turkey			4,504,607
		United Kingdom (3.1%)
		Communications
	1,630	Connect Finco SARL/Connect U.S. Finco LLC (a)	6.75	10/01/26	1,580,061
GBP	2,350	Virgin Media Secured Finance PLC	4.25	01/15/30	2,485,943
					4,066,004
		Consumer, Non-Cyclical
	$2,075	BAT Capital Corp.	6.00	02/20/34	2,063,434
		Energy
EUR	2,200	BP Capital Markets PLC	3.625	(c)	2,236,565
	$2,175	BP Capital Markets PLC	4.875	(c)	2,038,346
					4,274,911

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Finance
EUR	1,700	Aviva PLC	3.875%	07/03/44	$1,811,612
	$1,950	Barclays PLC	5.69	03/12/30	1,924,855
	2,400	HSBC Holdings PLC	2.633	11/07/25	2,357,900
EUR	2,100	HSBC Holdings PLC	4.856	05/23/33	2,358,977
	$4,700	Standard Chartered PLC (a)	7.018	02/08/30	4,892,203
					13,345,547
		Utilities
GBP	850	NGG Finance PLC	5.625	06/18/73	1,051,199
		Total United Kingdom			24,801,095
		United States (10.3%)
		Basic Materials
	$3,325	Celanese U.S. Holdings LLC	6.165	07/15/27	3,345,621
	760	GPD Cos., Inc. (a)	10.125	04/01/26	715,686
					4,061,307
		Communications
	1,306	Arches Buyer, Inc. (a)	4.25	06/01/28	1,121,132
	1,660	Clear Channel Outdoor Holdings, Inc. (a)(e)	7.75	04/15/28	1,408,924
	830	iHeartCommunications, Inc.	6.375	05/01/26	702,191
	775	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/ Sprint Spectrum Co. III LLC (a)	4.738	09/20/29	770,513
	1,850	Univision Communications, Inc. (a)	4.50	05/01/29	1,610,992
					5,613,752
		Consumer, Cyclical
	2,720	American Airlines, Inc./AAdvantage Loyalty IP Ltd. (a)	5.75	04/20/29	2,629,051
	2,260	Ferrellgas LP/Ferrellgas Finance Corp. (a)	5.375	04/01/26	2,216,280
	1,400	Ford Motor Credit Co. LLC	5.113	05/03/29	1,334,372
	2,400	Ford Motor Credit Co. LLC	6.798	11/07/28	2,454,467
	1,630	Newell Brands, Inc.	5.70	04/01/26	1,605,385
	2,850	Nissan Motor Acceptance Co. LLC (a)	7.05	09/15/28	2,927,123
	995	Peloton Interactive, Inc. (e)(f)	0.00	02/15/26	817,153
	1,400	Resorts World Las Vegas LLC/RWLV Capital, Inc. (a)	4.625	04/16/29	1,243,593
	2,675	Tapestry, Inc.	7.00	11/27/26	2,726,695

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$1,570	Tempur Sealy International, Inc. (a)	3.875%	10/15/31	$1,294,120
	4,600	Warnermedia Holdings, Inc.	4.279	03/15/32	3,963,924
					23,212,163
		Consumer, Non-Cyclical
	980	Allied Universal Holdco LLC/Allied Universal Finance Corp. (a)(e)	6.00	06/01/29	832,954
	666	Allied Universal Holdco LLC/Allied Universal Finance Corp. (a)	6.625	07/15/26	664,915
	1,800	Centene Corp.	2.50	03/01/31	1,448,253
	1,000	LifePoint Health, Inc. (a)	9.875	08/15/30	1,042,548
EUR	3,150	Upjohn Finance BV	1.362	06/23/27	3,096,338
	$1,650	WASH Multifamily Acquisition, Inc. (a)	5.75	04/15/26	1,601,360
					8,686,368
		Energy
	2,000	Energy Transfer LP	4.95	06/15/28	1,948,235
	2,575	Occidental Petroleum Corp.	7.50	05/01/31	2,805,689
	1,775	ONEOK, Inc.	6.05	09/01/33	1,795,395
					6,549,319
		Finance
	2,050	Air Lease Corp.	3.125	12/01/30	1,755,703
	1,750	Ally Financial, Inc.	6.848	01/03/30	1,768,932
EUR	2,270	Bank of America Corp.	2.824	04/27/33	2,246,940
	$2,000	Charles Schwab Corp.	6.136	08/24/34	2,029,006
	1,180	Global Atlantic Fin Co. (a)	4.70	10/15/51	1,043,184
	1,775	KeyBank NA (e)	4.15	08/08/25	1,723,419
	1,975	Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc. (a)	3.875	03/01/31	1,675,986
	825	U.S. Bancorp	5.836	06/12/34	815,803
	3,325	VICI Properties LP/VICI Note Co., Inc. (a)	5.75	02/01/27	3,299,745
					16,358,718
		Industrials
	200	Boeing Co. (a)(g)	6.259	05/01/27	200,712
	400	Boeing Co. (a)(g)	6.298	05/01/29	401,840
	2,700	Boeing Co.	7.95	08/15/24	2,713,386
	365	LABL, Inc. (a)	8.25	11/01/29	309,590
	325	LABL, Inc. (a)(e)	10.50	07/15/27	319,557
EUR	2,240	Standard Industries, Inc.	2.25	11/21/26	2,268,435
	$1,600	Vontier Corp.	1.80	04/01/26	1,481,343
					7,694,863

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Technology
	$1,140	AthenaHealth Group, Inc. (a)	6.50%	02/15/30	$1,027,342
	1,780	Clarivate Science Holdings Corp. (a)	4.875	07/01/29	1,622,901
	3,600	Concentrix Corp.	6.65	08/02/26	3,627,024
	1,300	McAfee Corp. (a)	7.375	02/15/30	1,205,380
	810	West Technology Group LLC (a)	8.50	04/10/27	694,575
					8,177,222
		Utilities
EUR	1,000	Duke Energy Corp.	3.10	06/15/28	1,033,267
		Total United States			81,386,979
		Total Corporate Bonds (Cost $302,308,128)			290,731,885
		Sovereign (11.6%)
		Brazil (2.9%)
BRL	117,000	Brazil Notas do Tesouro Nacional	10.00	01/01/27 - 01/01/29	22,583,343
		Colombia (1.0%)
COP	11,061,800	Colombian TES, Series B	7.00	03/26/31	2,381,255
	18,831,000	Colombian TES	13.25	02/09/33	5,508,138
		Total Colombia			7,889,393
		Dominican Republic (0.8%)
DOP	135,100	Dominican Republic International Bond (a)	11.25	09/15/35	2,440,134
	187,850	Dominican Republic International Bond (a)	13.625	02/03/33	3,837,196
		Total Dominican Republic			6,277,330
		Egypt (0.2%)
	$1,780	Egypt Government International Bond	7.625	05/29/32	1,480,479
		Greece (0.1%)
EUR	920	Hellenic Republic Government Bond (g)	4.125	06/15/54	981,334
		Indonesia (0.7%)
IDR	13,301,000	Indonesia Treasury Bond	7.00	02/15/33	816,862
	71,197,000	Indonesia Treasury Bond	8.375	03/15/34	4,733,317
		Total Indonesia			5,550,179
		Ivory Coast (0.5%)
EUR	4,400	Ivory Coast Government International Bond (a)	4.875	01/30/32	3,927,187

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Mexico (2.5%)
MXN	319,900	Mexican Bonos	8.50%	05/31/29	$17,530,798
EUR	1,300	Petroleos Mexicanos	2.75	04/21/27	1,202,198
	$1,400	Petroleos Mexicanos	6.50	03/13/27	1,312,053
		Total Mexico			20,045,049
		Nigeria (0.6%)
	1,300	Africa Finance Corp. (a)	4.375	04/17/26	1,255,543
	4,540	Nigeria Government International Bond	7.375	09/28/33	3,781,956
		Total Nigeria			5,037,499
		Peru (1.5%)
PEN	33,184	Peru Government Bond	5.40	08/12/34	7,623,519
	17,000	Peru Government Bond	6.15	08/12/32	4,266,361
		Total Peru			11,889,880
		Uruguay (0.8%)
UYU	54,611	Uruguay Government International Bond	8.25	05/21/31	1,358,685
	184,458	Uruguay Government International Bond	9.75	07/20/33	5,017,772
		Total Uruguay			6,376,457
		Total Sovereign (Cost $93,802,218)			92,038,130
		Agency Fixed Rate Mortgages (4.9%)
	$4,732	Federal Home Loan Mortgage Corporation, Conventional Pool:	6.00	03/01/54	4,696,841
	1	Gold Pool:	6.50	10/01/32	564
		Federal National Mortgage Association, Conventional Pools:
	13		6.50	05/01/28 - 01/01/32	12,972
	2		7.00	11/01/32	2,173
		May TBA
	4,940	(h)	5.00	05/01/54	4,684,316
	18,000	(h)	5.50	05/01/54	17,483,203
	7,900	(h)	6.00	05/01/54	7,832,418
		Government National Mortgage Association, Various Pools:
	3,713		6.00	08/20/53	3,761,800
	1		7.50	07/20/25	657
	1		8.00	01/15/30 - 05/15/30	1,464
		Total Agency Fixed Rate Mortgages (Cost $38,970,780)			38,476,408

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Asset-Backed Securities (13.3%)
$677	ABFC Trust 1 Month Term SOFR + 1.16%	6.481	(d)%	08/25/33	$662,808
2,649	AMSR Trust (a)	3.867		01/19/39	2,454,719
500	Apidos CLO XXXV Ltd. 3 Month Term SOFR + 6.01% (a)	11.336	(d)	04/20/34	492,825
2	Asset-Backed Securities Corp. Home Equity Loan Trust 1 Month Term SOFR + 0.49%	3.126	(d)	03/25/36	2,046
1,500	Battalion CLO XXV Ltd., Class D 3 Month Term SOFR + 4.35% (a)	9.622	(d)	03/13/37	1,501,925
1,280	Bayview Financial Revolving Asset Trust 1 Month Term SOFR + 1.11% (a)	6.433	(d)	02/28/40	1,164,445
1,473	Blackbird Capital Aircraft Lease Securitization Ltd. (a)	4.213		12/16/41	1,451,627
750	Brookhaven Park CLO Ltd., Class D 3 Month Term SOFR + 3.60% (a)	8.894	(d)	04/19/37	751,236
1,500	Bryant Park Funding Ltd., Class D 3 Month Term SOFR + 4.30% (a)	9.613	(d)	04/15/37	1,494,329
344	Business Loan Express Business Loan Trust 1 Month Term SOFR + 0.51% (a)	5.83	(d)	10/20/40	313,853
978	Cascade MH Asset Trust (a)	4.00	(d)	11/25/44	898,906
501	Chase Funding Loan Acquisition Trust	5.50		08/25/34	462,631
273	Citigroup Mortgage Loan Trust, Inc. 1 Month Term SOFR + 3.11% (a)	8.431	(d)	07/25/44	324,397
	Conn's Receivables Funding LLC,
3,600	(a)	0.00		12/15/26	3,328,189
331	(a)	4.59		05/15/26	330,790
246	(a)	9.52		12/15/26	246,406
2,700	(a)	10.00		01/17/28	2,725,309
1,500	Countrywide Asset-Backed Certificates Trust 1 Month Term SOFR + 1.69%	3.765	(d)	03/25/35	1,269,929
1,584	ECAF I Ltd. (Cayman Islands) (a)	4.947		06/15/40	1,108,954
1,000	Elmwood CLO VIII Ltd., Class DR 3 Month Term SOFR + 3.80% (a)	9.128	(d)	04/20/37	1,003,703
1,500	Empower CLO Ltd., Class D1 3 Month Term SOFR + 3.75% (a)	9.061	(d)	04/25/37	1,509,810
	Finance of America HECM Buyout,
4,290	(a)	6.00	(d)	08/01/32	3,202,147
5,000	(a)	7.87	(d)	02/25/32	4,358,955
2,893	FirstKey Homes Trust, Class F3 (a)	3.686		08/17/38	2,548,571

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		FMC GMSR Issuer Trust, Class A
	$4,000	(a)	3.62	(d)%	07/25/26	$3,512,443
	1,600	(a)	4.44	(d)	10/25/26	1,354,048
	2,000	(a)	4.45	(d)	01/25/26	1,833,909
	4,000	(a)	7.17		04/25/27	3,726,971
	2,593	GAIA Aviation Ltd. (Cayman Islands) (a)	7.00		12/15/44	1,451,717
	1,000	Galaxy 33 CLO Ltd., Class D1 3.55% - 1 Month Term SOFR (a)(g)	8.875	(i)	04/20/37	1,004,602
	1,500	Golub Capital Partners CLO 72 B Ltd., Class D 3 Month Term SOFR + 4.00% (a)	9.296	(d)	04/25/37	1,502,069
		GSAA Home Equity Trust,
	331		6.502		11/25/36	124,616
	59	1 Month Term SOFR + 1.99%	7.306	(d)	12/25/34	59,030
	1,815	Harvest SBA Loan Trust, Class A SOFR30A + 3.25% (a)	8.694	(d)	10/25/50	1,821,532
EUR	988	Hestia Financing 3 Month EURIBOR + 2.50% (Cyprus)	6.397	(d)	12/31/46	1,000,876
	$228	JOL Air Ltd. (Cayman Islands) (a)	4.948		04/15/44	202,818
	500	KKR CLO 16 Ltd. 3 Month Term SOFR + 7.37% (a)	12.696	(d)	10/20/34	502,000
	1,376	LoanMe Trust Prime (a)	5.00		09/15/34	1,306,812
	927	METAL LLC (a)	4.581		10/15/42	602,348
	2,033	MFA 2021-NPL1 LLC (a)	5.363		03/25/60	2,004,672
	1,810	Mortgage Subordinate Trust, Class A (a)	0.99	(d)	12/29/31	1,370,802
	2,047	New Residential Mortgage LLC, Class A (a)	5.437		06/25/25	2,009,790
		Newtek Small Business Loan Trust,
	226	Daily U.S. Prime Rate - 0.55% (a)	7.95	(d)	02/25/44	224,220
	740	Daily U.S. Prime Rate + 0.10% (a)	8.60	(d)	12/25/48	722,462
		NRZ Excess Spread-Collateralized Notes, Class A
	700	(a)	2.981		03/25/26	657,098
	1,208	(a)	3.104		07/25/26	1,129,256
	2,828	Oakwood Mortgage Investors, Inc.	7.405	(d)	06/15/31	304,913
		OCP CLO Ltd., Class DR
	1,000	3 Month Term SOFR + 3.35% (a)(g)	8.606	(d)	07/16/35	1,003,750
	1,500	3 Month Term SOFR + 3.75% (a)	9.076	(d)	04/23/37	1,502,348
	1,500	Palmer Square CLO Ltd., Class CR 3 Month Term SOFR + 3.90% (a)	9.224	(d)	04/18/37	1,503,209
	3,000	PMT FMSR Issuer Trust 1 Month Term SOFR + 3.11% (a)	8.432	(d)	03/25/26	3,037,819

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$3,000	PNMAC GMSR Issuer Trust, Class A 1 Month Term SOFR + 3.20% (a)	8.517	(d)%	03/25/29	$3,035,390
	Progress Residential 2020-SFR1 Trust,
2,975	(a)	3.032		04/17/37	2,874,125
2,447	(a)	3.431		04/17/37	2,368,015
2,500	Progress Residential Trust, Class F (a)	4.053		11/17/40	2,143,098
3,180	Raptor Aircraft Finance I LLC (a)	4.213		08/23/44	2,622,010
	ReadyCap Lending Small Business Loan Trust,
208	Daily U.S. Prime Rate - 0.50% (a)	8.00	(d)	12/27/44	207,976
2,669	Daily U.S. Prime Rate + 0.07% (a)	8.57	(d)	04/25/48	2,711,604
3,400	Retained Vantage Data Centers Issuer LLC, Class A2A (a)	5.00		09/15/48	3,255,388
1,926	Shenton Aircraft Investment I Ltd. (a)	4.75		10/15/42	1,803,044
2,000	STAR 2022-SFR3 Trust, Class D 1 Month Term SOFR + 2.55% (a)	7.871	(d)	05/17/39	1,972,500
889	Start II Ltd. (Bermuda) (a)	4.089		03/15/44	831,916
1,315	Start Ltd. (a)	4.089		05/15/43	1,218,031
1,000	TICP CLO VI Ltd. 3 Month Term SOFR + 6.51% (a)	11.84	(d)	01/15/34	1,002,901
1,480	Tricon American Homes Trust (a)	3.745		03/17/38	1,395,182
1,225	Trimaran Cavu 2021-1 Ltd. 3 Month Term SOFR + 3.71% (Cayman Islands) (a)	9.038	(d)	04/23/32	1,224,062
	Trinitas CLO VI Ltd.,
1,000	3 Month Term SOFR + 4.01% (a)	9.335	(d)	01/25/34	926,503
1,000	3 Month Term SOFR + 7.08% (a)	12.401	(d)	01/25/34	950,119
1,641	VCAT LLC (a)	1.743		05/25/51	1,594,122
1,000	Vibrant CLO XII Ltd. 3 Month Term SOFR + 7.37% (a)	12.696	(d)	01/20/34	1,004,991
2,000	VINE Trust, Class E1 (a)	4.75		12/17/40	1,750,202
1,500	Wellfleet CLO 2022-1 Ltd. 3 Month Term SOFR + 4.14% (a)	9.469	(d)	04/15/34	1,494,732
	Total Asset-Backed Securities (Cost $109,993,682)				105,470,551
	Collateralized Mortgage Obligations - Agency Collateral Series (0.3%)
9,926	Federal Home Loan Mortgage Corporation, IO	4.481	(d)	11/25/55	2,662,465
	Federal National Mortgage Association,
	IO REMIC
408		0.039	(d)	10/25/39	21,587
182		0.239	(d)	03/25/44	5,733

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$51	6.44% - SOFR30A	1.106	(i) %	08/25/41	$744
548	Government National Mortgage Association, IO 6.14% - 1 Month Term SOFR	0.82	(i)	12/20/42	43,453
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $2,693,767)				2,733,982
	Commercial Mortgage-Backed Securities (4.1%)
3,127	Bayview Commercial Asset Trust 1 Month Term SOFR + 1.61% (a)	6.931	(d)	12/25/37	2,706,405
1,824	BPR Trust 1 Month Term SOFR + 1.86% (a)	7.186	(d)	06/15/38	1,824,641
900	Citigroup Commercial Mortgage Trust (a)	3.62	(d)	12/10/41	677,638
	Commercial Mortgage Trust
1,500	(a)	3.513	(d)	08/15/57	1,446,667
300		3.799	(d)	02/10/47	235,650
139	(a)	4.912	(d)	07/15/47	126,261
1,871	COOF Securitization Trust IO (a)	2.447	(d)	10/25/40	106,646
2,618	COOF Securitization Trust II IO (a)	2.082	(d)	08/25/41	141,319
	Credit Suisse Mortgage Trust
2,634	1 Month Term SOFR + 3.57% (a)	8.895	(d)	05/15/26	2,521,958
4,000	1 Month Term SOFR + 3.83% (a)	9.15	(d)	08/15/26	3,603,520
	Federal Home Loan Mortgage Corporation
	IO
7,000		2.72	(d)	01/25/49	981,277
6,430		3.174	(d)	11/25/36	1,574,864
189	FREMF Mortgage Trust SOFR30A + 5.36% (a)	10.687	(d)	07/25/26	176,151
24,888	GS Mortgage Securities Corp. Trust IO (a)	0.513	(d)	10/10/32	83,636
2,500	Harvest Commercial Capital Loan Trust (a)	5.964	(d)	04/25/52	2,206,022
	JPMBB Commercial Mortgage Securities Trust
136	(a)	4.131	(d)	09/15/47	123,550
95	(a)	4.776	(d)	04/15/47	93,375
1,344	IO	0.99	(d)	08/15/47	1,049
	KGS-Alpha SBA COOF Trust
	IO
269	(a)	2.58	(d)	04/25/40	12,442
384	(a)	2.602	(d)	07/25/41	23,120
1,500	MFT Mortgage Trust (a)	3.392	(d)	08/10/40	970,645
1,500	MKT 2020-525M Mortgage Trust (a)	3.039	(d)	02/12/40	718,446
2,000	Natixis Commercial Mortgage Securities Trust (a)	4.272	(d)	05/15/39	1,646,299

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$3,000	SG Commercial Mortgage Securities Trust (a)	3.593	(d)%	09/15/39	$2,243,596
	799	Sutherland Commercial Mortgage Trust (a)	2.23	(d)	12/25/41	682,326
	1,100	Taubman Centers Commercial Mortgage Trust 1 Month Term SOFR + 2.19% (a)	7.507	(d)	05/15/37	1,109,988
EUR	324	Taurus 2018-1 IT SRL 3 Month EURIBOR + 2.78% (Italy)	6.695	(d)	05/18/32	344,993
		Velocity Commercial Capital Loan Trust
	$937	(a)	6.90		05/25/47	933,599
	1,867	(a)	6.58	(d)	04/25/54	1,859,377
	1,569	VMC Finance 2021-HT1 LLC 1 Month Term SOFR + 1.76% (a)	7.083	(d)	01/18/37	1,553,285
	900	Wells Fargo Commercial Mortgage Trust (a)	4.517	(d)	04/15/50	793,258
	610	WFRBS Commercial Mortgage Trust (a)	4.769	(d)	09/15/46	564,607
		Total Commercial Mortgage-Backed Securities (Cost $35,207,599)				32,086,610
		Mortgages - Other (19.2%)
	1,559	510 Asset Backed 2021-NPL1 Trust (a)	2.24		06/25/61	1,512,972
	2,105	510 Asset Backed 2021-NPL2 Trust (a)	2.116		06/25/61	2,031,572
	73	Banc of America Alternative Loan Trust 1 Month Term SOFR + 0.76%	6.00	(d)	07/25/46	55,837
		Banc of America Funding Trust,
	7		5.25		07/25/37	6,455
	337		5.50		09/25/35	312,719
	42		6.00		07/25/37	34,562
GBP	800	Banna RMBS DAC 3 Month GBP SONIA + 3.50% (United Kingdom)	8.731	(d)	12/30/63	997,104
	$62	BCAP LLC Trust (a)	4.567	(d)	03/26/37	55,886
	44	Bear Stearns ARM Trust	4.054	(d)	05/25/47	35,487
	34	Bear Stearns Asset-Backed Securities Trust	4.941	(d)	07/25/36	33,472
	4,000	Boston Lending Trust (a)	3.25	(d)	05/25/62	3,114,430
		Brean Asset Backed Securities Trust,
	3,137	(a)	1.40	(d)	10/25/63	2,682,011
	5,116	(a)	4.00		09/25/63	4,431,069
	3,000	(a)	4.50	(d)	03/25/78	2,755,362
		Cascade Funding Mortgage Trust,
	2,364	(a)	2.00	(d)	09/25/50	2,199,697
	1,045	(a)	2.00	(d)	02/25/52	843,139
	293	(a)	2.80	(d)	06/25/69	287,660
	4,500	(a)	3.25	(d)	11/25/35	4,209,123
	5,500	(a)	3.75	(d)	04/25/25	4,543,990

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$5,456	(a)	4.00	(d)%	06/25/69	$4,755,671
	6,192	(a)	4.00	(d)	10/25/68	5,462,098
	5,500	(a)	4.25	(d)	04/25/33	4,488,381
	4,500	(a)	5.072	(d)	10/27/31	4,241,702
	93	Chase Mortgage Finance Trust 1 Month Term SOFR + 0.71%	6.00	(d)	02/25/37	30,400
	55	ChaseFlex Trust	6.50		02/25/35	46,304
		CHL Mortgage Pass-Through Trust,
	240		5.351	(d)	09/25/34	215,822
	71		5.50		05/25/34	68,147
	649		6.00		12/25/36	374,994
	1,877	CIM Trust (a)	5.569		07/25/55	1,857,407
		Citigroup Mortgage Loan Trust, Inc.,
	1,067	(a)	2.50	(d)	05/25/51	825,886
	54		4.81	(d)	11/25/36	46,673
		Countrywide Alternative Loan Trust,
	105		3.913	(d)	10/25/35	102,106
	33		4.169	(d)	08/25/35	29,378
	66		4.295	(d)	05/25/36	55,620
	17		5.50		02/25/36	8,430
	166	1 Month Term SOFR + 0.61%	5.50	(d)	10/25/35	102,314
	77	1 Month Term SOFR + 0.47%	5.791	(d)	05/25/47	68,859
	347		6.00		04/25/36	161,675
		Countrywide Reperforming Loan REMIC Trust,
		REMIC
	107	(a)	6.50		03/25/35	107,481
	93	(a)	7.50		11/25/34	80,324
	6,511	Credit Suisse First Boston Mortgage Securities Corp., Class B 1 Month Term SOFR + 2.96% (a)	4.129	(d)	03/25/45	6,847,122
		CSFB Mortgage-Backed Pass-Through Certificates,
	190		6.50		12/25/33	188,334
	232		7.50		10/25/32	228,783
	1,653	CSMC Mortgage-Backed Trust	6.50		05/25/36	457,884
	2,963	EFMT, Class A1A (a)	4.50	(d)	03/25/54	2,617,761
EUR	143	EMF-NL Prime BV 3 Month EURIBOR + 0.80% (Netherlands)	4.688	(d)	04/17/41	147,955
	665	Eurohome Mortgages PLC 3 Month EURIBOR + 0.21% (Germany)	4.115	(d)	08/02/50	631,179

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$3,000	Finance of America Structured Securities Trust, Class A1 (a)	3.50%		04/25/74	$2,784,090
GBP	1,400	Great Hall Mortgages No. 1 PLC 3 Month GBP SONIA + 3.12% (United Kingdom)	8.35	(d)	06/18/38	1,646,195
		GSR Mortgage Loan Trust,
	$78		3.941	(d)	03/25/37	42,633
	10		4.521	(d)	05/25/35	7,539
	275		5.236	(d)	12/25/34	253,226
	856	PAC	5.50		03/25/35	719,945
	197	HarborView Mortgage Loan Trust	5.838	(d)	05/19/33	182,312
	3,491	Headlands Residential 2021-RPL1 LLC (a)	2.487	(d)	09/25/26	3,291,481
EUR	602	IM Pastor 4 FTA 3 Month EURIBOR + 0.14% (Spain)	4.062	(d)	03/22/44	568,093
	$16	Impac CMB Trust 1 Month Term SOFR + 0.89%	6.211	(d)	10/25/35	16,885
	2,782	Imperial Fund Mortgage Trust, Class A1 (a)	7.369		11/25/67	2,830,097
	116	JP Morgan Alternative Loan Trust	6.00		12/25/35	88,030
	2,997	La Hipotecaria Panamanian Mortgage Trust (Panama) (a)	4.35		07/13/52	2,643,869
EUR	771	Lansdowne Mortgage Securities No. 2 PLC 3 Month EURIBOR + 0.34% (Ireland)	4.268	(d)	09/16/48	745,507
		Lehman Mortgage Trust,
	$74		5.50		02/25/36	36,510
	338		6.50		09/25/37	107,638
	2,200	LHOME Mortgage Trust, Class A1 (a)	8.00		08/25/28	2,240,696
		Ludgate Funding PLC,
EUR	827	3 Month EURIBOR + 0.85% (United Kingdom)	4.758	(d)	01/01/61	823,309
	473	3 Month EURIBOR + 1.10% (United Kingdom)	5.008	(d)	01/01/61	461,820
		Mansard Mortgages PLC,
GBP	360	3 Month GBP SONIA + 1.22% (United Kingdom)	6.452	(d)	10/15/48	410,453
	293	3 Month GBP SONIA + 2.12% (United Kingdom)	7.35	(d)	12/15/49	364,507
	628	3 Month GBP SONIA + 3.12% (United Kingdom)	8.35	(d)	12/15/49	784,818
	$578	MASTR Alternative Loan Trust	6.00		05/25/33	535,490
	26	MASTR Asset Securitization Trust 1 Month Term SOFR + 6.00%	6.00	(d)	06/25/36	15,064
	916	Med Trust, Class D 1 Month Term SOFR + 2.11% (a)	7.436	(d)	11/15/38	914,270
	1,135	Mello Warehouse Securitization Trust, Class E 1 Month Term SOFR + 3.36% (a)	8.681	(d)	11/25/55	1,142,965
	1,028	Merrill Lynch Mortgage Investors Trust IO (a)	0.00	(d)	02/25/36	10

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
GBP	2,000	Mortgage Funding PLC 3 Month GBP SONIA + 3.32% (United Kingdom)	8.549	(d)%	03/13/46	$2,485,018
	$73	MortgageIT Trust 1 Month Term SOFR + 1.01%	6.331	(d)	10/25/35	71,663
GBP	586	Newgate Funding PLC 3 Month GBP LIBOR + 3.12% (United Kingdom)	8.35	(d)	12/15/50	721,379
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
	$1,993		5.755	(d)	06/25/36	536,021
	96		7.983	(d)	06/25/36	94,516
	1,630	NYMT Loan Trust, Class A1 (a)	7.154		02/25/29	1,620,508
		Ocwen Loan Investment Trust, Class M1
	3,000	(a)	3.00	(d)	06/25/36	2,690,389
	1,400	(a)	3.00		02/25/37	1,138,567
	1,606	PMC PLS ESR Issuer LLC (a)	5.114		02/25/27	1,568,193
		PRET LLC, Class A1
	2,701	(a)	1.843		09/25/51	2,545,739
	1,930	(a)	7.021		02/25/54	1,915,619
	1,913	(a)	8.112		11/25/53	1,902,475
	2,687	(a)	8.232		09/25/53	2,698,900
	1,885	PRKCM Trust, Class A1 (a)	7.225		11/25/58	1,926,160
		Residential Accredit Loans, Inc. Trust,
	51		6.00		04/25/36	36,230
	29		6.00		01/25/37	22,480
	225	RFMSI Trust	6.00		07/25/36	188,640
GBP	443	RMAC Securities No. 1 PLC 3 Month GBP SONIA + 0.59% (United Kingdom)	5.819	(d)	06/12/44	531,801
		RMF Buyout Issuance Trust,
	$3,500	(a)	3.63	(d)	10/25/50	3,049,136
	1,200	(a)	3.69	(d)	11/25/31	1,041,980
	4,000	(a)	4.50	(d)	04/25/32	2,878,147
	8,597	(a)	6.00		10/25/50	5,587,941
	2,312	(a)	6.00	(d)	11/25/31	1,630,621
		RMF Proprietary Issuance Trust, Class A1
	2,771	(a)	3.00	(d)	01/25/62	2,362,313
	2,561	(a)	3.25	(d)	04/26/60	1,981,397
	1,000	(a)	4.00	(d)	08/25/62	894,281
		Saluda Grade Alternative Mortgage Trust, Class A1
	2,000	(a)	7.50		02/25/30	2,014,669
	2,500	(a)	7.762		04/25/30	2,522,464

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Seasoned Credit Risk Transfer Trust, Class M
	$1,093	(a)	3.75	(d)%	09/25/55	$967,466
	3,250	(a)	4.25	(d)	08/25/59	2,951,514
	2,500	(a)	4.25	(d)	05/25/60	2,240,128
	1,000	(a)	4.50	(d)	02/25/59	903,112
	3,100		4.75	(d)	10/25/58	2,918,351
	156	Sequoia Mortgage Trust 1 Month Term SOFR + 0.73%	6.05	(d)	07/20/33	147,082
	4,560	Stanwich Mortgage Loan Co. LLC (a)	2.735		10/16/26	4,369,146
	44	STARM Mortgage Loan Trust	4.381	(d)	10/25/37	37,161
		Structured Adjustable Rate Mortgage Loan Trust,
	269		4.321	(d)	11/25/34	240,455
	283		6.332	(d)	02/25/35	274,290
	354	Structured Asset Mortgage Investments II Trust	3.414	(d)	04/19/35	302,650
	1,048	Structured Asset Securities Corp. IO (a)	0.00	(d)	07/25/35	208
EUR	1,930	TDA 27 FTA 3 Month EURIBOR + 0.19% (Spain)	4.092	(d)	12/28/50	1,796,863
	$206	Wells Fargo Alternative Loan Trust	7.056	(d)	07/25/37	199,049
		Total Mortgages - Other (Cost $159,042,537)				152,053,411
		Senior Loan Interests (0.5%)
	4,125	Cuenca Enterprises, Inc. 3 Month USD LIBOR + 7.33% (Cayman Islands) (j) (acquired 12/07/2021) (Cost $4,125,000)	12.882	(d)	12/15/26	4,125,000
		Supranational (0.7%)
	1,800	African Export-Import Bank (a)	3.798		05/17/31	1,516,853
		Banque Ouest Africaine de Developpement
EUR	1,970		2.75		01/22/33	1,637,541
	$2,600	(a)	4.70		10/22/31	2,222,298
		Total Supranational (Cost $5,856,188)				5,376,692
		U.S. Treasury Security (1.2%)
	9,589	U.S. Treasury Inflation-Indexed Notes (Cost $9,463,807)	1.75		01/15/34	9,156,134

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2024 (unaudited) continued

NUMBER OF SHARES (000)				VALUE
	Investment Companies (1.1%)
157	Eaton Vance Floating-Rate ETF (See Note 7) (e)			$7,915,940
7	iShares iBoxx High Yield Corporate Bond ETF			534,030
	Total Investment Companies (Cost $8,485,790)			8,449,970
PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE
	Short-Term Investments (9.6%)
	U.S. Treasury Securities (4.6%)
	U.S. Treasury Bill
$350	(k)(l)	5.314%	08/01/24	345,302
9,180	(k)	5.344	07/05/24	9,092,815
15,500	(k)	5.359	06/27/24	15,372,274
9,000	(k)	5.41	06/13/24	8,943,960
2,400	(k)(l)	8.655	08/01/24	2,367,785
	Total U.S. Treasury Securities (Cost $36,123,840)			36,122,136
NUMBER OF SHARES (000)
	Investment Company (4.6%)
36,869	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 5.23% (See Note 7) (Cost $36,869,018)			36,869,018
	Securities held as Collateral on Loaned Securities (0.4%)
	Investment Company (0.4%)
3,073	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 5.23% (See Note 7) (Cost $3,073,068)			3,073,068
	Total Short-Term Investments (Cost $76,065,926)			76,064,222
	Total Investments (Cost $846,015,422) including $5,767,975 of Securities Loaned (m)(n)		103.2%	816,762,995
	Liabilities in Excess of Other Assets		(3.2)	(25,216,690)
	Net Assets		100.0%	$791,546,305

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2024 (unaudited) continued

  ARM  Adjustable Rate Mortgages.

  CLO  Collateralized Loan Obligation.

  CR  Custodial Receipts.

  DAC  Designated Activity Company.

  ETF  Exchange Traded Fund.

  EURIBOR  Euro Interbank Offered Rate.

  HECM  Home Equity Conversion Mortgage.

  IO  Interest Only Security.

  LIBOR  London Interbank Offered Rate.

  PAC  Planned Amortization Class.

  REMIC  Real Estate Mortgage Investment Conduit.

  SOFR  Secured Overnight Financing Rate.

  SOFR30A  30-Day Average Secured Overnight Financing Rate.

  SONIA  Sterling Overnight Index Average.

  TBA  To Be Announced.

  (a)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (b)  Multi-step - Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of April 30, 2024. Maturity date disclosed is the ultimate maturity date.

  (c)  Perpetual - One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of April 30, 2024.

  (d)  Floating or variable rate securities: The rates disclosed are as of April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

  (e)  All or a portion of this security was on loan at April 30, 2024.

  (f)  Capital appreciation bond.

  (g)  When-issued security.

  (h)  Security is subject to delayed delivery.

  (i)  Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at April 30, 2024.

  (j)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at April 30, 2024 amounts to approximately $4,125,000 and represents 0.5% of net assets.

  (k)  Rate shown is the yield to maturity at April 30, 2024.

  (l)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

  (m)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, when-issued, open foreign currency forward exchange contracts, futures contracts and swap agreements.

  (n)  At April 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $10,053,039 and the aggregate gross unrealized depreciation is $39,685,715, resulting in net unrealized depreciation of $29,632,676.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2024 (unaudited) continued

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at April 30, 2024:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America NA	CNH	56,930,000		$7,876,532	7/24/24	$(3,401)
Barclays Bank PLC		$1,987,510	THB	73,200,000	7/24/24	515
BNP Paribas SA	BRL	1,981,290		$379,776	7/24/24	1,248
BNP Paribas SA	CHF	7,172,000		$7,966,499	7/24/24	91,497
BNP Paribas SA	EUR	151,266,789		$162,514,685	7/24/24	510,749
BNP Paribas SA	EUR	2,061,229		$2,217,625	7/24/24	10,087
BNP Paribas SA	HUF	394,393,209		$1,069,541	7/24/24	(1,635)
BNP Paribas SA	IDR	103,569,207,648		$6,356,357	7/24/24	(507)
BNP Paribas SA	PEN	34,718,000		$9,402,047	7/24/24	188,107
BNP Paribas SA	THB	294,803,000		$8,034,684	7/24/24	28,183
BNP Paribas SA		$20,164,428	AUD	31,165,149	7/24/24	72,939
BNP Paribas SA		$4,670,105	BRL	24,087,935	7/24/24	(68,081)
BNP Paribas SA		$2,005,696	CHF	1,810,000	7/24/24	(18,279)
BNP Paribas SA		$1,413,551	EUR	1,318,722	7/24/24	(1,225)
BNP Paribas SA		$1,962,776	HUF	724,271,045	7/24/24	4,351
BNP Paribas SA		$2,874,836	HUF	1,051,144,123	7/24/24	(19,918)
Goldman Sachs International	BRL	140,176,909		$26,777,125	7/24/24	(3,814)
Goldman Sachs International	MXN	258,904,557		$15,030,831	7/24/24	112,853
JPMorgan Chase Bank NA	EUR	1,850,000		$1,983,948	7/24/24	2,632
JPMorgan Chase Bank NA	GBP	9,710,856		$12,091,864	7/24/24	(47,938)
JPMorgan Chase Bank NA		$24,128	GBP	19,354	7/24/24	67
JPMorgan Chase Bank NA		$50,220	SEK	540,898	7/24/24	(950)
Royal Bank of Canada	EUR	559,781		$600,871	7/24/24	1,356
Standard Chartered Bank	CAD	2,710,000		$1,986,688	7/24/24	15,361
Standard Chartered Bank		$1,984,576	CAD	2,710,000	5/22/24	(15,393)
Standard Chartered Bank		$2,425,621	TRY	86,910,000	7/31/24	19,669
UBS AG	CAD	2,710,000		$1,981,508	5/22/24	12,326
UBS AG	COP	35,071,069,766		$8,814,263	7/24/24	(13,182)
UBS AG		$344,917	NZD	581,337	7/24/24	(2,363)
Westpac Banking Corp.	CAD	24,528,000		$17,926,994	7/24/24	84,668
						$959,922

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2024 (unaudited) continued

Futures Contracts:

The Fund had the following futures contracts open at April 30, 2024:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)		VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
German Euro-Bobl Index (Germany)	355	Jun-24	EUR	35,500	$44,110,227	$(570,959)
German Euro-Bund Index (Germany)	50	Jun-24	EUR	5,000	6,941,072	(34,684)
Long Gilt Index (United Kingdom)	36	Jun-24	GBP	3,600	4,308,549	(47,727)
U.S. Treasury 5 yr. Note (United States)	499	Jun-24		$49,900	52,266,352	(990,139)
Short:
U.S. Treasury Ultra Long Bond (United States)	46	Jun-24		(4,600)	(5,499,875)	301,750
U.S. Treasury 10 yr. Ultra Note (United States)	27	Jun-24		(2,700)	(2,975,906)	(2,315)
						$(1,344,074)

Centrally Cleared Interest Rate Swap Agreements:

The Fund had the following centrally cleared interest rate swap agreements open at April 30, 2024:

SWAP COUNTERPARTY	FLOATING RATE INDEX	PAY/ RECEIVE FLOATING RATE	FIXED RATE	PAYMENT FREQUENCY PAID/RECEIVED	MATURITY DATE	NOTIONAL AMOUNT (000)		VALUE	UPFRONT PAYMENT PAID	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley & Co. LLC	1 Month TIIE	Receive	8.590%	Monthly/ Monthly	12/28/33	MXN	29,093	$107,018	$—	$107,018
Morgan Stanley & Co. LLC	1 Month TIIE	Receive	8.590	Monthly/ Monthly	12/29/33		29,092	107,456	—	107,456
Morgan Stanley & Co. LLC	1 Month TIIE	Receive	8.580%	Monthly/ Monthly	12/28/33		29,093	108,117	—	108,117
Morgan Stanley & Co. LLC	1 Month TIIE	Receive	8.580	Monthly/ Monthly	12/28/33		29,093	108,391	—	108,391
Morgan Stanley & Co. LLC	1 Month TIIE	Receive	8.570	Monthly/ Monthly	12/28/33		29,093	109,215	—	109,215

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2024 (unaudited) continued

SWAP COUNTERPARTY	FLOATING RATE INDEX	PAY/ RECEIVE FLOATING RATE	FIXED RATE	PAYMENT FREQUENCY PAID/RECEIVED	MATURITY DATE	NOTIONAL AMOUNT (000)		VALUE	UPFRONT PAYMENT PAID	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley & Co. LLC	1 Month TIIE	Receive	8.560	Monthly/ Monthly	12/30/33	MXN	31,172	$118,542	$—	$118,542
Morgan Stanley & Co. LLC	1 Month TIIE	Receive	8.540	Monthly/ Monthly	12/30/33		31,172	120,894	—	120,894
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	8.600	Monthly/ Monthly	1/5/29		51,137	(136,077)	—	(136,077)
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	8.630	Monthly/ Monthly	1/5/29		51,137	(132,627)	—	(132,627)
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	8.640	Monthly/ Monthly	1/3/29		47,727	(122,554)	—	(122,554)
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	8.650	Monthly/ Monthly	1/3/29		47,727	(121,480)	—	(121,480)
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	8.660	Monthly/ Monthly	1/3/29		47,727	(120,407)	—	(120,407)
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	8.660	Monthly/ Monthly	1/3/29		47,727	(120,944)	—	(120,944)
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	8.660	Monthly/ Monthly	1/4/29		47,727	(120,222)	—	(120,222)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	10.060%	Maturity/ Maturity	1/2/29	BRL	8,420	(94,987)	—	(94,987)
Morgan Stanley & Co. LLC	US CPI All Urban Consumers Index	Receive	3.550	Annually/ Annually	1/16/54	USD	2,190	193,568	—	193,568
								$3,903	$—	$3,903

CDI  CHESS Depositary Interest.

CPI  Consumer Price Index.

TIIE  Interbank Equilibrium Interest Rate.

AUD  —  Australian Dollar

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2024 (unaudited) continued

BRL  —  Brazilian Real

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

CNH  —  Chinese Yuan Renminbi Offshore

COP  —  Colombian Peso

DOP  —  Dominican Peso

EUR  —  Euro

GBP  —  British Pound

HUF  —  Hungarian Forint

IDR  —  Indonesian Rupiah

MXN  —  Mexican Peso

NZD  —  New Zealand Dollar

PEN  —  Peruvian Nuevo Sol

SEK  —  Swedish Krona

THB  —  Thai Baht

TRY  —  Turkish Lira

USD  —  United States Dollar

UYU  —  Uruguay Peso

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements

Statement of Assets and Liabilities April 30, 2024 (unaudited)

Assets:
Investments in securities, at value (cost $798,124,446) (Including $5,767,975 for securities loaned)	$768,904,969
Investments in affiliates, at value (cost $47,890,976)	47,858,026
Total investments in securities, at value (cost $846,015,422)	816,762,995
Unrealized appreciation on open foreign currency forward exchange contracts	1,156,608
Cash (including foreign currency valued at $4,659,304 with a cost of $4,682,271)	4,668,866
Receivable for:
Interest	7,873,985
Investments sold	6,893,779
Shares of beneficial interest sold	6,124,718
Variation margin on open futures contracts	1,113,137
Dividends from affiliate	165,092
Dividends receivable	58,327
Foreign withholding taxes reclaimed	40,073
Securities lending income	7,898
Variation margin on open swap agreements	5,813
Prepaid expenses and other assets	159,785
Total Assets	845,031,076
Liabilities:
Collateral on securities loaned, at value	3,073,068
Due to broker	960,000
Unrealized depreciation on open foreign currency forward exchange contracts	196,686
Payable for:
Investments purchased	47,513,447
Shares of beneficial interest redeemed	928,666
Advisory fee	200,392
Dividends to shareholders	180,622
Transfer and sub transfer agency fees	80,076
Administration fee	51,625
Trustees' fees	36,233
Distribution fee	22,386
Deferred capital gain country tax	5,924
Accrued expenses and other payables	235,646
Total Liabilities	53,484,771
Net Assets	$791,546,305
Composition of Net Assets:
Paid-in-Capital	$885,737,454
Total Accumulated Loss	(94,191,149)
Net Assets	$791,546,305

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statement of Assets and Liabilities April 30, 2024 (unaudited)

Class A Shares:
Net Assets	$56,527,533
Shares Outstanding (unlimited shares authorized, $0.01 par value)	11,250,516
Net Asset Value Per Share	$5.02
Maximum Offering Price Per Share, (net asset value plus 3.36% of net asset value)	$5.19
Class L Shares:
Net Assets	$2,410,766
Shares Outstanding (unlimited shares authorized, $0.01 par value)	480,005
Net Asset Value Per Share	$5.02
Class I Shares:
Net Assets	$470,220,874
Shares Outstanding (unlimited shares authorized, $0.01 par value)	92,229,451
Net Asset Value Per Share	$5.10
Class C Shares:
Net Assets	$12,908,456
Shares Outstanding (unlimited shares authorized, $0.01 par value)	2,572,783
Net Asset Value Per Share	$5.02
Class R6 Shares:
Net Assets	$249,467,442
Shares Outstanding (unlimited shares authorized, $0.01 par value)	48,908,560
Net Asset Value Per Share	$5.10
Class IR Shares:
Net Assets	$11,234
Shares Outstanding (unlimited shares authorized, $0.01 par value)	2,202
Net Asset Value Per Share	$5.10

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statement of Operations For the six months ended April 30, 2024 (unaudited)

Net Investment Income: Income
Interest (net of $37,408 foreign withholding tax)	$22,311,869
Dividends from affiliates (Note 7)	743,869
Dividends	181,546
Income from securities loaned - net	33,937
Total Income	23,271,221
Expenses
Advisory fee (Note 4)	1,278,062
Administration fee (Note 4)	319,515
Sub transfer agency fees and expenses (Class A)	22,173
Sub transfer agency fees and expenses (Class L)	801
Sub transfer agency fees and expenses (Class I)	234,839
Sub transfer agency fees and expenses (Class C)	3,954
Distribution fee (Class A) (Note 5)	65,268
Distribution fee (Class L) (Note 5)	6,068
Distribution fee (Class C) (Note 5)	67,612
Professional fees	119,246
Registration fees	75,396
Custodian fees (Note 8)	64,408
Shareholder reports and notices	27,192
Transfer agency fees and expenses (Class A) (Note 6)	5,992
Transfer agency fees and expenses (Class L) (Note 6)	1,666
Transfer agency fees and expenses (Class I) (Note 6)	8,306
Transfer agency fees and expenses (Class C) (Note 6)	3,861
Transfer agency fees and expenses (Class R6) (Note 6)	1,548
Transfer agency fees and expenses (Class IR) (Note 6)	920
Trustees' fees and expenses	6,693
Other	45,072
Total Expenses	2,358,592
Less: reimbursement of transfer agency and sub transfer agency fees (Note 4)	(153,815)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 7)	(23,089)
Less: reimbursement of class specific expenses (Class IR) (Note 4)	(920)
Net Expenses	2,180,768
Net Investment Income	21,090,453

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statement of Operations For the six months ended April 30, 2024 (unaudited)

Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments (Net of $13,162 of Capital Gain Country Tax)	$(1,015,243)
Foreign currency forward exchange contracts	6,269,288
Foreign currency translation	(327,783)
Futures contracts	389,909
Swap agreements	(818,681)
Net Realized Gain	4,497,490
Change in Unrealized Appreciation (Depreciation) on:
Investments (Net of increase in deferred capital gain country tax of $5,924)	30,172,038
Investments in affiliates (Note 7)	(32,950)
Foreign currency forward exchange contracts	(7,916,450)
Foreign currency translation	3,942
Futures contracts	(771,459)
Swap agreements	3,903
Net Change in Unrealized Appreciation (Depreciation)	21,459,024
Net Gain	25,956,514
Net Increase in Net Assets Resulting from Operations	$47,046,967

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2024	FOR THE YEAR ENDED OCTOBER 31, 2023
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$21,090,453	$36,461,364
Net realized gain (loss)	4,497,490	(46,594,903)
Net change in unrealized appreciation (depreciation)	21,459,024	42,915,531
Net Increase in Net Assets Resulting from Operations	47,046,967	32,781,992
Dividends and Distributions to Shareholders:
Class A	(1,286,850)	(3,080,911)
Class L	(54,578)	(136,463)
Class I	(12,133,559)	(28,017,165)
Class C	(275,115)	(753,930)
Class R6	(6,317,686)	(10,979,191)
Class IR	(284)	(603)
Paid-In-Capital:
Class A	—	(557,659)
Class L	—	(27,839)
Class I	—	(4,514,977)
Class C	—	(164,298)
Class R6	—	(1,705,062)
Class IR	—	(95)
Total Dividends and Distributions to Shareholders	(20,068,072)	(49,938,193)
Net increase (decrease) from transactions in shares of beneficial interest	(1,419,982)	93,434,050
Net Increase	25,558,913	76,277,849
Net Assets:
Beginning of period	765,987,392	689,709,543
End of Period	$791,546,305	$765,987,392

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  April 30, 2024 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Global Fixed Income Opportunities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's primary investment objective is to seek a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective. The Fund was organized as a Massachusetts business trust on December 20, 1991 and commenced operations on April 9, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund applies Investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occuring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The Fund offers Class A shares, Class L shares, Class I shares, Class C shares, Class R6 shares and Class IR shares. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year. Class L shares, Class I shares, Class R6 shares and Class IR shares are not subject to a sales charge. Additionally, Class A shares, Class L shares and Class C shares incur distribution expenses.

The Fund suspended offering Class L shares to all investors (April 30, 2015). Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, the existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  April 30, 2024 (unaudited) continued

brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from the reputable brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (4) when market quotations are not readily available as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Each business day, the Fund uses a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (6) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (7) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a reputable broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (8) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  April 30, 2024 (unaudited) continued

("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Fund's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned, net of applicable withholding taxes.

C. When-Issued/Delayed Delivery Securities — The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  April 30, 2024 (unaudited) continued

D. Multiple Class Allocations — Investment income, realized and unrealized gain (loss) and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agency, Sub Transfer Agency and Co-Transfer Agency fees.

E. Senior Loans — Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

F. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  April 30, 2024 (unaudited) continued

G. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from securities loaned — net" in the Fund's Statement of Operations.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of April 30, 2024:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

GROSS ASSET AMOUNT PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENT	COLLATERAL RECEIVED		NET AMOUNT (NOT LESS THAN $0)
$5,767,975	(a)	$—	$(5,767,975	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Fund received cash collateral of $3,073,068, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $2,832,600 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

Financial Accounting Standards Board ("FASB") ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  April 30, 2024 (unaudited) continued

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of April 30, 2024:

	REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
	OVERNIGHT AND CONTINUOUS	<30 DAYS	BETWEEN 30 & 90 DAYS	>90 DAYS	TOTAL
Securities Lending Transactions
Corporate Bonds	$3,073,068	$—	$—	$—	$3,073,068
Total Borrowings	$3,073,068	$—	$—	$—	$3,073,068
Gross amount of recognized liabilities for securities lending transactions					$3,073,068

H. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

J. Indemnifications — The Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2. Fair Valuation Measurements

FASB ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  April 30, 2024 (unaudited) continued

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2024:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Fixed Income Securities
Corporate Bonds	$—	$290,731,885	$—	$290,731,885
Sovereign	—	92,038,130	—	92,038,130
Agency Fixed Rate Mortgages	—	38,476,408	—	38,476,408
Asset-Backed Securities	—	105,470,551	—	105,470,551
Collateralized Mortgage Obligations — Agency Collateral Series	—	2,733,982	—	2,733,982
Commercial Mortgage-Backed Securities	—	32,086,610	—	32,086,610
Mortgages — Other	—	152,053,411	—	152,053,411
Senior Loan Interests	—	4,125,000	—	4,125,000
Supranational	—	5,376,692	—	5,376,692
U.S. Treasury Security	—	9,156,134	—	9,156,134
Total Fixed Income Securities	—	732,248,803	—	732,248,803
Investment Companies	8,449,970	—	—	8,449,970
Short-Term Investments
U.S. Treasury Securities	—	36,122,136	—	36,122,136
Investment Company	39,942,086	—	—	39,942,086
Total Short-Term Investments	39,942,086	36,122,136	—	76,064,222

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  April 30, 2024 (unaudited) continued

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets (cont'd):
Foreign Currency Forward Exchange Contracts	$—	$1,156,608	$—	$1,156,608
Futures Contract	301,750	—	—	301,750
Centrally Cleared Interest Rate Swap Agreements	—	973,201	—	973,201
Total Assets	48,693,806	770,500,748	—	819,194,554
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(196,686)	—	(196,686)
Futures Contracts	(1,645,824)	—	—	(1,645,824)
Centrally Cleared Interest Rate Swap Agreements	—	(969,298)	—	(969,298)
Total Liabilities	(1,645,824)	(1,165,984)	—	(2,811,808)
Total	$47,047,982	$769,334,764	$—	$816,382,746

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative

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Notes to Financial Statements  ◼  April 30, 2024 (unaudited) continued

instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser and/or Sub-Adviser seek to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts — The Fund entered into contracts with banks, brokers/dealers to purchase or sell foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund

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Notes to Financial Statements  ◼  April 30, 2024 (unaudited) continued

records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures — A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

Swaps — The Fund may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the counterparty or clearing-house based on changes in the value of the contract or variation margin, respectively. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  April 30, 2024 (unaudited) continued

occurring on a phased-in basis based on the type of market participant and U.S. Commodities Futures Trading Commission ("CFTC") approval of contracts for central clearing and exchange trading.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

If applicable, the current credit rating of each individual issuer is included in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted

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Notes to Financial Statements  ◼  April 30, 2024 (unaudited) continued

market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of April 30, 2024:

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Currency Risk	Unrealized appreciation on open foreign currency forward exchange contracts	$1,156,608		Unrealized depreciation on open foreign currency forward exchange contracts	$(196,686)
Interest Rate Risk	Variation margin on open swap agreements	973,201	(a)	Variation margin on open swap agreements	(969,298	)(a)
Interest Rate Risk	Variation margin on open futures contracts	301,750	(a)	Variation margin on open futures contracts	(1,645,824	)(a)
		$2,431,559			$(2,811,808)

(a)  Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  April 30, 2024 (unaudited) continued

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended April 30, 2024 in accordance with ASC 815:

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$389,909	$—	$(728,414)
Currency Risk	—	6,269,288	—
Credit Risk	—	—	(90,267)
Total	$389,909	$6,269,288	$(818,681)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$(771,459)	$—	$3,903
Currency Risk	—	(7,916,450)	—
Total	$(771,459)	$(7,916,450)	$3,903

At April 30, 2024, the Fund's derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES

DERIVATIVES(a)	ASSETS(b)	LIABILITIES(b)
Foreign Currency Forward Exchange Contracts	$1,156,608	$(196,686)

(a)  Excludes exchange-traded derivatives.

(b)  Absent an event of default or early termination, over-the-counter ("OTC") derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These

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Notes to Financial Statements  ◼  April 30, 2024 (unaudited) continued

Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of April 30, 2024:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED(a)	NET AMOUNT (NOT LESS THAN $0)
Barclays Bank PLC	$515	$—	$(515)	$0
BNP Paribas SA	907,161	(109,645)	—	797,516
Goldman Sachs International	112,853	(3,814)	—	109,039
JPMorgan Chase Bank NA	2,699	(2,699)	—	0
Royal Bank of Canada	1,356	—	—	1,356
Standard Chartered Bank	35,030	(15,393)	—	19,637
UBS AG	12,326	(12,326)	—	0
Westpac Banking Corp.	84,668	—	—	84,668
Total	$1,156,608	$(143,877)	$(515)	$1,012,216

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS LIABILITY DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL PLEDGED(a)	NET AMOUNT (NOT LESS THAN $0)
Bank of America NA	$3,401	$—	$—	$3,401
BNP Paribas SA	109,645	(109,645)	—	0
Goldman Sachs International	3,814	(3,814)	—	0
JPMorgan Chase Bank NA	48,888	(2,699)	—	46,189
Standard Chartered Bank	15,393	(15,393)	—	0
UBS AG	15,545	(12,326)	(3,219)	0
Total	$196,686	$(143,877)	$(3,219)	$49,590

(a)  In some instances, the actual collateral received or pledged may be more than the amount shown here due to overcollateralization.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  April 30, 2024 (unaudited) continued

For the six months ended April 30, 2024, the average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$400,679,177
Futures Contracts:
Average monthly notional value	$235,043,989
Swap Agreements:
Average monthly notional amount	$52,303,037

4. Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the annual rate of 0.32% to the average net assets of the Fund determined as of the close of each business day.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Under a Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser provides the Fund with advisory services, subject to the overall supervision of the Adviser and the Fund's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class A, 1.24% for Class L, 0.60% for Class I, 1.70% for Class C, 0.57% for Class R6 and 0.57% for Class IR. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the six months ended April 30, 2024, $920 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser agreed to reimburse the Fund for prior years overpayment of transfer agency and sub transfer agency fees. This was reflected as "reimbursement of transfer agency and sub transfer agency fees" in the Statement of Operations.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  April 30, 2024 (unaudited) continued

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class L — up to 0.50% of the average daily net assets of Class L shares; and (iii) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.50% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year. For the six months ended April 30, 2024, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.50% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2024, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares of $1,745, and received $5,589 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

6. Dividend Disbursing and Transfer/Co-Transfer Agent

The Fund's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Fund pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Fund.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended April 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer agent fees and expenses" in the Statement of Operations, amounted to $2,103.

7. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended April 30, 2024, aggregated $579,955,511 and $543,988,618, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $234,168,501 and $208,547,292, respectively.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  April 30, 2024 (unaudited) continued

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2024, advisory fees paid were reduced by $23,089 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended April 30, 2024 is as follows:

AFFILIATED INVESTMENT COMPANY/ ISSUER	VALUE OCTOBER 31, 2023	PURCHASES AT COST	PROCEEDS FROM SALES	DIVIDEND INCOME	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE APRIL 30, 2024
Liquidity Fund	$42,959,125	$297,792,719	$300,809,758	$685,542	$—	$—	$39,942,086
Eaton Vance Floating-Rate ETF	—	7,948,890	—	58,327	—	(32,950)	7,915,940
Total	$42,959,125	$305,741,609	$300,809,758	$743,869	$—	$(32,950)	$47,858,026

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2024, included in "Trustees' fees and expenses" in the Statement of Operations amounted to $852. At April 30, 2024, the Fund had an accrued pension liability of $36,233, which is reflected as "Trustees' fees" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

8. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  April 30, 2024 (unaudited) continued

Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

9. Shares of Beneficial Interest

Transactions in shares of beneficial interest, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2024		FOR THE YEAR ENDED OCTOBER 31, 2023
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,682,204	$8,491,770	1,908,907	$9,504,861
Reinvestment of dividends	240,247	1,214,411	678,885	3,366,760
Redeemed	(1,269,822)	(6,406,883)	(4,311,416)	(21,499,518)
Net increase (decrease) — Class A	652,629	3,299,298	(1,723,624)	(8,627,897)
CLASS L SHARES
Exchanged	2	10	—	—
Reinvestment of dividends	10,079	50,950	31,205	154,669
Redeemed	(26,440)	(132,864)	(169,841)	(846,027)
Net decrease — Class L	(16,359)	(81,904)	(138,636)	(691,358)
CLASS I SHARES
Sold	16,466,608	84,406,803	51,083,342	259,258,139
Reinvestment of dividends	2,185,603	11,209,608	5,895,897	29,652,612
Redeemed	(23,171,973)	(118,853,023)	(43,570,486)	(220,080,952)
Net increase (decrease) — Class I	(4,519,762)	(23,236,612)	13,408,753	68,829,799
CLASS C SHARES
Sold	101,558	508,762	260,505	1,290,303
Reinvestment of dividends	49,749	251,155	170,713	845,781
Redeemed	(447,220)	(2,253,768)	(1,183,662)	(5,888,470)
Net decrease — Class C	(295,913)	(1,493,851)	(752,444)	(3,752,386)
CLASS R6 SHARES
Sold	2,787,958	14,023,946	6,680,552	33,118,530
Reinvestment of dividends	1,230,962	6,317,686	2,522,755	12,684,253
Redeemed	(48,390)	(248,829)	(1,598,579)	(8,127,589)
Net increase — Class R6	3,970,530	20,092,803	7,604,728	37,675,194
CLASS IR SHARES
Reinvestment of dividends	55	284	139	698
Net increase (decrease) in Fund	(208,820)	$(1,419,982)	18,398,916	$93,434,050

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  April 30, 2024 (unaudited) continued

10. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended October 31, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 DISTRIBUTIONS PAID FROM:		2022 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	PAID-IN- CAPITAL	ORDINARY INCOME
$42,968,263	$6,969,930	$36,492,833

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended October 31, 2023.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  April 30, 2024 (unaudited) continued

At October 31, 2023, the Fund had no distributable earnings on a tax basis.

At October 31, 2023, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of $22,429,143 and $33,955,909, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

11. Credit Facility

The Fund and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended April 30, 2024, the Fund did not have any borrowings under the Facility.

12. Other

At April 30, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 64.4%.

13. Market Risk and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  April 30, 2024 (unaudited) continued

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Fund may lend securities to qualified financial institutions, such as broker/dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  April 30, 2024 (unaudited) continued

may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

14. LIBOR Discontinuance or Unavailability Risk

The Fund's investments, payment obligations and financing terms may be based on floating rates, such as the London Interbank Offered Rates (collectively, "LIBOR"), Euro Interbank Offered Rate, Secured Overnight Financing Rate ("SOFR") and other similar types of reference rates (each, a "Reference Rate"). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings from each other within certain financial markets. LIBOR was the basic rate of interest used in lending transactions between banks on the London interbank market and was widely used as a reference for setting the interest rate on loans globally. As a result of benchmark reforms, publication of most LIBOR settings has ceased. However, the publication of certain other LIBORs will continue to be published on a temporary, synthetic and non-representative basis (e.g., the 1-month, 3-month, and 6-month USD LIBOR settings which are expected to be continued to be published until the end of September 2024). As these synthetic LIBOR settings are expected to be published for a limited period of time and are considered non-representative of the underlying market, regulators have advised that these settings should be used only in limited circumstances. Various financial industry groups have been planning for the transition from LIBOR and certain regulators and industry groups have taken actions to establish alternative reference rates (e.g., the SOFR, which measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities and is intended to replace U.S. dollar LIBORs with certain adjustments).There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR. These developments could negatively impact financial markets in general and present heightened risks, including with respect to the Fund's investments. As a result of the uncertainty and developments relating to the transition process, performance, price volatility, liquidity and value of the Fund and its assets may be adversely affected.

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2024		2023		2022		2021		2020		2019
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$4.86		$4.97		$5.68		$5.70		$5.73		$5.54
Income (loss) from investment operations:
Net investment income(1)	0.13		0.23		0.17		0.14		0.15		0.20
Net realized and unrealized gain (loss)	0.15		(0.02)		(0.67)		(0.01)		(0.00	)(2)	0.26
Total income (loss) from investment operations	0.28		0.21		(0.50)		0.13		0.15		0.46
Less distributions from:
Net investment income	(0.12)		(0.27)		(0.21)		(0.14)		(0.18)		(0.27)
Net realized gain	—		—		—		(0.01)		—		—
Paid-in-capital	—		(0.05)		—		—		—		—
Total distributions	(0.12)		(0.32)		(0.21)		(0.15)		(0.18)		(0.27)
Net asset value, end of period	$5.02		$4.86		$4.97		$5.68		$5.70		$5.73
Total Return	5.81	%(3)(4)(5)	4.26	%(4)	(8.91	)%(4)	2.26	%(6)	2.79	%(6)	8.55	%(4)
Ratios to Average Net Assets:
Net expenses	0.80	%(7)(8)(9)	0.85	%(7)	0.83	%(7)	0.83	%(7)	0.82	%(7)	0.86	%(7)
Net expenses excluding interest expenses	N/A		N/A		0.83	%(7)	N/A		0.82	%(7)	N/A
Net investment income	5.02	%(7)(8)(9)	4.56	%(7)	3.18	%(7)	2.52	%(7)	2.71	%(7)	3.62	%(7)
Rebate from Morgan Stanley affiliate	0.01	%(9)	0.01%		0.00	%(10)	0.00	%(10)	0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$56,528		$51,476		$61,181		$92,889		$112,310		$110,978
Portfolio turnover rate	74	%(5)	118%		62%		115%		106%		94%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Amount is less than $0.005 per share.

(3)  Refer to Note 4 in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(4)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary. Does not reflect the deduction of sales charge.

(7)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment income ratios, would have been as follows for Class A shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2024	0.84%	4.98%

(9)  Annualized.

(10)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2024		2023		2022		2021		2020		2019
	(unaudited)
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$4.86		$4.96		$5.68		$5.70		$5.73		$5.54
Income (loss) from investment operations:
Net investment income(1)	0.12		0.21		0.15		0.13		0.14		0.19
Net realized and unrealized gain (loss)	0.15		(0.01)		(0.67)		(0.01)		(0.00	)(2)	0.25
Total income (loss) from investment operations	0.27		0.20		(0.52)		0.12		0.14		0.44
Less distributions from:
Net investment income	(0.11)		(0.25)		(0.20)		(0.13)		(0.17)		(0.25)
Net realized gain	—		—		—		(0.01)		—		—
Paid-in-capital	—		(0.05)		—		—		—		—
Total distributions	(0.11)		(0.30)		(0.20)		(0.14)		(0.17)		(0.25)
Net asset value, end of period	$5.02		$4.86		$4.96		$5.68		$5.70		$5.73
Total Return	5.63	%(3)(4)(5)	4.09	%(3)	(9.37	)%(3)	1.96	%(6)	2.53	%(6)	8.25	%(3)
Ratios to Average Net Assets:
Net expenses	1.14	%(7)(8)(9)	1.22	%(7)	1.14	%(7)	1.12	%(7)	1.07	%(7)	1.14	%(7)
Net expenses excluding interest expenses	N/A		N/A		1.14	%(7)	N/A		1.07	%(7)	N/A
Net investment income	4.69	%(7)(8)(9)	4.19	%(7)	2.90	%(7)	2.23	%(7)	2.47	%(7)	3.38	%(7)
Rebate from Morgan Stanley affiliate	0.01	%(9)	0.01%		0.00	%(10)	0.00	%(10)	0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$2,411		$2,410		$3,152		$4,125		$4,667		$5,557
Portfolio turnover rate	74	%(5)	118%		62%		115%		106%		94%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Refer to Note 4 in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(5)  Not annualized.

(6)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

(7)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment income ratios, would have been as follows for Class L shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2024	1.19%	4.64%

(9)  Annualized.

(10)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2024		2023		2022		2021		2020		2019
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$4.93		$5.03		$5.75		$5.77		$5.80		$5.60
Income (loss) from investment operations:
Net investment income(1)	0.13		0.24		0.19		0.16		0.17		0.22
Net realized and unrealized gain (loss)	0.17		(0.01)		(0.68)		(0.01)		(0.00	)(2)	0.26
Total income (loss) from investment operations	0.30		0.23		(0.49)		0.15		0.17		0.48
Less distributions from:
Net investment income	(0.13)		(0.28)		(0.23)		(0.16)		(0.20)		(0.28)
Net realized gain	—		—		—		(0.01)		—		—
Paid-in-capital	—		(0.05)		—		—		—		—
Total distributions	(0.13)		(0.33)		(0.23)		(0.17)		(0.20)		(0.28)
Net asset value, end of period	$5.10		$4.93		$5.03		$5.75		$5.77		$5.80
Total Return	6.07	%(3)(4)(5)	4.68	%(3)	(8.74	)%(3)	2.51	%(6)	3.03	%(6)	8.93	%(3)
Ratios to Average Net Assets:
Net expenses	0.54	%(7)(8)(9)	0.59	%(7)	0.56	%(7)	0.55	%(7)	0.55	%(7)	0.59	%(7)
Net expenses excluding interest expenses	N/A		N/A		0.56	%(7)	N/A		0.55	%(7)	N/A
Net investment income	5.29	%(7)(8)(9)	4.82	%(7)	3.42	%(7)	2.79	%(7)	2.97	%(7)	3.88	%(7)
Rebate from Morgan Stanley affiliate	0.01	%(9)	0.01%		0.00	%(10)	0.00	%(10)	0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$470,221		$476,677		$419,470		$683,692		$635,329		$425,720
Portfolio turnover rate	74	%(5)	118%		62%		115%		106%		94%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Amount is less than $0.005.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Refer to Note 4 in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(5)  Not annualized.

(6)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

(7)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment income ratios, would have been as follows for Class I shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2024	0.58%	5.25%

(9)  Annualized.

(10)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2024		2023		2022		2021		2020		2019
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$4.85		$4.96		$5.67		$5.69		$5.72		$5.53
Income (loss) from investment operations:
Net investment income(1)	0.11		0.19		0.13		0.10		0.11		0.16
Net realized and unrealized gain (loss)	0.16		(0.02)		(0.67)		(0.01)		(0.00	)(2)	0.26
Total income (loss) from investment operations	0.27		0.17		(0.54)		0.09		0.11		0.42
Less distributions from:
Net investment income	(0.10)		(0.23)		(0.17)		(0.10)		(0.14)		(0.23)
Net realized gain	—		—		—		(0.01)		—		—
Paid-in-capital	—		(0.05)		—		—		—		—
Total distributions	(0.10)		(0.28)		(0.17)		(0.11)		(0.14)		(0.23)
Net asset value, end of period	$5.02		$4.85		$4.96		$5.67		$5.69		$5.72
Total Return	5.63	%(3)(4)(5)	3.47	%(4)	(9.61	)%(4)	1.52	%(6)	2.05	%(6)	7.77	%(4)
Ratios to Average Net Assets:
Net expenses	1.55	%(7)(8)(9)	1.61	%(7)	1.57	%(7)	1.56	%(7)	1.55	%(7)	1.59	%(7)
Net expenses excluding interest expenses	N/A		N/A		1.57	%(7)	N/A		1.55	%(7)	N/A
Net investment income	4.28	%(7)(8)(9)	3.80	%(7)	2.43	%(7)	1.79	%(7)	1.98	%(7)	2.91	%(7)
Rebate from Morgan Stanley affiliate	0.01	%(9)	0.01%		0.00	%(10)	0.00	%(10)	0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$12,908		$13,914		$17,957		$28,359		$32,395		$29,890
Portfolio turnover rate	74	%(5)	118%		62%		115%		106%		94%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Amount is less than $0.005 per share.

(3)  Refer to Note 4 in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(4)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary. Does not reflect the deduction of sales charge.

(7)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment income ratios, would have been as follows for Class C shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2024	1.60%	4.23%

(9)  Annualized.

(10)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2024		2023		2022		2021		2020		2019
	(unaudited)
Class R6 Shares*
Selected Per Share Data:
Net asset value, beginning of period	$4.93		$5.03		$5.75		$5.77		$5.80		$5.61
Income (loss) from investment operations:
Net investment income(1)	0.14		0.25		0.19		0.17		0.17		0.23
Net realized and unrealized gain (loss)	0.16		(0.01)		(0.68)		(0.02)		(0.00	)(2)	0.25
Total income (loss) from investment operations	0.30		0.24		(0.49)		0.15		0.17		0.48
Less distributions from:
Net investment income	(0.13)		(0.29)		(0.23)		(0.16)		(0.20)		(0.29)
Net realized gain	—		—		—		(0.01)		—		—
Paid-in-capital	—		(0.05)		—		—		—		—
Total distributions	(0.13)		(0.34)		(0.23)		(0.17)		(0.20)		(0.29)
Net asset value, end of period	$5.10		$4.93		$5.03		$5.75		$5.77		$5.80
Total Return	6.12	%(3)(4)(5)	4.78	%(3)	(8.66	)%(3)	2.59	%(6)	3.11	%(6)	9.01	%(3)
Ratios to Average Net Assets:
Net expenses	0.44	%(7)(8)(9)	0.49	%(7)	0.48	%(7)	0.47	%(7)	0.47	%(7)	0.51	%(7)
Net expenses excluding interest expenses	N/A		N/A		0.48	%(7)	N/A		0.47	%(7)	N/A
Net investment income	5.39	%(7)(8)(9)	4.92	%(7)	3.55	%(7)	2.87	%(7)	3.07	%(7)	3.97	%(7)
Rebate from Morgan Stanley affiliate	0.01	%(9)	0.01%		0.00	%(10)	0.00	%(10)	0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$249,467		$221,499		$187,940		$237,872		$189,052		$208,058
Portfolio turnover rate	74	%(5)	118%		62%		115%		106%		94%

  *  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Refer to Note 4 in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(5)  Not annualized.

(6)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

(7)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment income ratios, would have been as follows for Class R6 shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2024	0.49%	5.34%

(9)  Annualized.

(10)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2024		2023		2022		2021		2020		2019
	(unaudited)
Class IR Shares
Selected Per Share Data:
Net asset value, beginning of period	$4.93		$5.03		$5.75		$5.77		$5.81		$5.61
Income (loss) from investment operations:
Net investment income(1)	0.14		0.25		0.18		0.16		0.17		0.22
Net realized and unrealized gain (loss)	0.16		(0.01)		(0.67)		(0.01)		(0.01)		0.27
Total income (loss) from investment operations	0.30		0.24		(0.49)		0.15		0.16		0.49
Less distributions from:
Net investment income	(0.13)		(0.29)		(0.23)		(0.16)		(0.20)		(0.29)
Net realized gain	—		—		—		(0.01)		—		—
Paid-in-capital	—		(0.05)		—		—		—		—
Total distributions	(0.13)		(0.34)		(0.23)		(0.17)		(0.20)		(0.29)
Net asset value, end of period	$5.10		$4.93		$5.03		$5.75		$5.77		$5.81
Total Return	6.12	%(2)(3)(4)	4.78	%(2)	(8.66	)%(2)	2.59	%(5)	2.93	%(5)	9.00	%(2)
Ratios to Average Net Assets:
Net expenses	0.44	%(6)(7)(8)(9)	0.49	%(6)(7)	0.48	%(6)(7)	0.47	%(6)(7)	0.47	%(6)(7)	0.51	%(6)(7)
Net expenses excluding interest expenses	N/A		N/A		0.48	%(6)(7)	N/A		0.47	%(6)(7)	N/A
Net investment income	5.38	%(6)(7)(8)(9)	4.92	%(6)(7)	3.32	%(6)(7)	2.74	%(6)(7)	2.97	%(6)(7)	3.89	%(6)(7)
Rebate from Morgan Stanley affiliate	0.01	%(9)	0.01%		0.00	%(10)	0.00	%(10)	0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$11		$11		$10		$11		$11		$10
Portfolio turnover rate	74	%(4)	118%		62%		115%		106%		94%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Refer to Note 4 in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class IR shares.

(4)  Not annualized.

(5)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

(6)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(7)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
April 30, 2024	17.12%	(11.30)%
October 31, 2023	20.67	(15.26)
October 31, 2022	18.79	(14.99)
October 31, 2021	19.14	(15.93)
October 31, 2020	19.09	(15.65)
October 31, 2019	21.28	(16.88)

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment income ratios, would have been as follows for Class IR shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2024	0.48%	5.34%

(9)  Annualized.

(10)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 13-14, 2024, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2023, through December 31, 2023, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

Morgan Stanley Global Fixed Income Opportunities Fund

Important Notices (unaudited)

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT and monthly holding for each money market fund on Form N-MFP. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may, however, obtain Form N-PORT filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

The Board of Trustees believes that the voting of proxies on securities held by the Fund is an important element of the overall investment process. As such, the Trustees have delegated the responsibility to vote such proxies to the Adviser.

A copy of the Proxy Policy, as well as the Fund's most recent proxy voting record for the 12-month period ended June 30, as filed with the SEC, are available without charge on our website at www.morganstanley.com/im. The Fund's proxy voting record is also available without charge on the SEC's website at www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Tailored Shareholder Reports

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no

Morgan Stanley Global Fixed Income Opportunities Fund

Important Notices (unaudited) continued

longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Morgan Stanley Funds.

Morgan Stanley Global Fixed Income Opportunities Fund

U.S. Customer Privacy Notice (unaudited)   February 2024

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates' everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For non-affiliates to market to you	No	We don't share

Morgan Stanley Global Fixed Income Opportunities Fund

U.S. Customer Privacy Notice (unaudited) continued   February 2024

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (See Affiliates definition below.)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)

Morgan Stanley Global Fixed Income Opportunities Fund

U.S. Customer Privacy Notice (unaudited) continued   February 2024

What we do

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include registered investment advisers such as Eaton Vance Management and Calvert Research and Management, registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc., and registered and unregistered funds sponsored by Morgan Stanley Investment Management such as the registered funds within Morgan Stanley Institutional Fund, Inc. (together, the "Investment Management Affiliates"); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Barney LLC and Morgan Stanley & Co. (the, "Morgan Stanley Affiliates").
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

* Please Note: MSIM does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does MSIM enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent MSIM from sharing your creditworthiness information with the Investment management Affiliates and will prevent the investment Management Affiliates from marketing their products to you.

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Trustees

Frank L. Bowman

Frances L. Cashman

Kathleen A. Dennis

Nancy C. Everett

Richard G. Gould

Eddie A. Grier

Jakki L. Haussler

Dr. Manuel H. Johnson

Michael F. Klein

Patricia A. Maleski

W. Allen Reed, Chair of the Board

Officers

Deidre A. Downes
Chief Compliance Officer

John H. Gernon
President and Principal Executive Officer

Michael J. Key
Vice President

Mary E. Mullin
Secretary and Chief Legal Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
333 W 11th Street
Kansas City, Missouri 64105

Co-Transfer Agent

Eaton Vance Management
One Post Office Square
Suite 1600
Boston, Massachusetts 02109

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Morgan, Lewis & Bockius LLP
One State Street
Hartford, Connecticut 06103

Adviser and Administrator

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
1585 Broadway
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its Trustees. It is available, without charge, by calling 1 (800) 869-6397.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2024 Morgan Stanley

DINSAN
6650358 EXP 06.30.25

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as part of EX-99.CERT.

(c) Section 906 Certification

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Fixed Income Opportunities Fund

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 20, 2024

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 20, 2024

/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer
June 20, 2024